UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 17, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	      0
Form 13F Information Table Entry Total:	     75
Form 13F Information Table Value Total:	$94,825 (thousands)

List of Other Included Managers:
NONE

                                   TITLE OF                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER               CLASS        CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------             --------       -----    -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM              00206R102      961    35150 SH      SOLE                33,624       0  1526
Amgen Inc                      COM               31162100      430     6710 SH      SOLE                 6,220       0   490
Apache Corp                    COM               37411105      870    12751 SH      SOLE                11,707       0  1044
Apple Inc                      COM               37833100      798    14050 SH      SOLE                13,110       0   940
B J Services Co                COM               55482103      406    10890 SH      SOLE                10,110       0   780
Bank Of America Corporation    COM               60505104     3072    63867 SH      SOLE                63,867       0     0
Berkshire Hathaway Inc Cl A    CL A              84670108      458        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B              84670207     4190     1391 SH      SOLE                 1,295       0    96
Best Buy Inc                   COM               86516101      720    13120 SH      SOLE                12,360       0   760
Boeing Co                      COM               97023105      262     3200 SH      SOLE                 3,200       0     0
Burlingtn Northern Santa Fe C  COM              12189T104     1499    19111 SH      SOLE                18,111       0  1000
C B Richard Ellis Group Inc    CL A             12497T101      285    11430 SH      SOLE                10,710       0   720
Canadian Natural Res Ltd       COM              136385101     1449    26370 SH      SOLE                25,450       0   920
Caterpillar Inc Del            COM              149123101     1542    20890 SH      SOLE                19,970       0   920
Ceradyne Inc                   COM              156710105      488     9870 SH      SOLE                 9,390       0   480
Chesapeake Energy Corp         COM              165167107     1552    51320 SH      SOLE                49,260       0  2060
Chevron Corp New               COM              166764100     1205    19578 SH      SOLE                18,858       0   720
CME Group, Inc.                COM              167760107      408      831 SH      SOLE                   771       0    60
Conocophillips                 COM              20825C104      361     5502 SH      SOLE                 5,302       0   200
EQT Corp.                      COM              294549100      657    19910 SH      SOLE                18,910       0  1000
Exelon Corporation             COM              30161N101     2052    36220 SH      SOLE                34,760       0  1460
Exxon Mobil Corporation        COM              30231G102     3342    54997 SH      SOLE                53,797       0  1200
Fastenal Co                    COM              311900104      305     7560 SH      SOLE                 6,840       0   720
Firstenergy Corp               COM              337932107      271     5000 SH      SOLE                 5,000       0     0
Freeport-McMoRan Copper & Gold COM              35671D857     1907    34690 SH      SOLE                33,050       0  1640
Genentech Inc                  COM NEW          368710406     1564    19200 SH      SOLE                18,060       0  1140
General Dynamics Corp          COM              369550108      741    11520 SH      SOLE                10,640       0   880
General Electric Company       COM              369604103     1546    47315 SH      SOLE                45,901       0  1414
Gilead Sciences Inc            COM              375558103      764    12920 SH      SOLE                12,340       0   580
Goldcorp Inc New               COM              380956409     1058    35220 SH      SOLE                33,030       0  2190
Goldman Sachs Group Inc        COM              38141G104     1354     9130 SH      SOLE                 8,370       0   760
Google Inc Class A             CL A             38259P508      369      880 SH      SOLE                   800       0    80
Graco Incorporated             COM              384109104      529    11500 SH      SOLE                10,900       0   600
Great Plains Energy Inc        COM              391164100      248     8900 SH      SOLE                 8,900       0     0
Harrah's Entmt Inc             COM              413619107      346     4940 SH      SOLE                 4,440       0   500
Harris Corp Del                COM              413875105      557    13430 SH      SOLE                12,750       0   680
Honda Motor Co Ltd Adr         AMERN SHS        438128308      717    22530 SH      SOLE                21,170       0  1360
International Business Machine COM              459200101      286     3724 SH      SOLE                 3,724       0     0
Intl Game Technology           COM              459902102      665    17540 SH      SOLE                15,860       0  1680
iShares MSCI Japan Index Fd    MSCI JAPAN       464286848     2603   192700 SH      SOLE                176,40       0 16300
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX   464287168     3141    50681 SH      SOLE                42,241       0  8440
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT   464287234     1279    14195 SH      SOLE                14,135       0    60
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX    464287465     8343   130125 SH      SOLE                126,12       0  4000
iShares Tr Cohen & Steer Re Ma COHEN&ST RLTY    464287564     5755    69552 SH      SOLE                65,827       0  3725
iShares Tr DJ US Utilities Idx DJ US UTILS      464287697      218     2832 SH      SOLE                 2,832       0     0
iShares Tr Dow Jones US        DJ US TELECOMM   464287713      255     9935 SH      SOLE                 9,935       0     0
iShares Tr Dow Jones Real Esta DJ US REAL EST   464287739     4111     5762 SH      SOLE                 4,912       0   850
Johnson & Johnson              COM              478160104     2264    38180 SH      SOLE                36,120       0  2060
Kinder Morgan, Inc.            COM              49455P101      345     3590 SH      SOLE                 2,930       0   660
Lowes Companies Inc            COM              548661107      925    15430 SH      SOLE                14,370       0  1060
M & T Bank Corp                COM              55261F104      787     6670 SH      SOLE                 6,320       0   350
McDonalds Corp                 COM              580135101      216     6438 SH      SOLE                 6,229       0   209
Microsoft Corp                 COM              594918104      667    29234 SH      SOLE                26,934       0  2300
Mid Cap S P D R TRUST          UNIT SER 1       595635103     2110    15242 SH      SOLE                15,242       0     0
OGE Energy Corp Hldg Co        COM              670837103      560    16000 SH      SOLE                16,000       0     0
Occidental Petroleum Corp.     COM              674599105      928     9170 SH      SOLE                 8,770       0   400
Peabody Energy Corp            COM              704549104     1444    26030 SH      SOLE                24,810       0  1220
Principal Financial Group      COM              74251V102     1687    30500 SH      SOLE                28,960       0  1540
Procter & Gamble Co            COM              742718109     1228    22421 SH      SOLE                21,221       0  1200
Rayonier Inc                   COM              754907103      678    18107 SH      SOLE                17,897       0   210
Resmed Inc                     COM              761152107      662    14090 SH      SOLE                13,130       0   960
Select Sector Consumer Staples SBI CONS STPLS   81369Y308     1369    56610 SH      SOLE                49,110       0  7500
Select Sector Industrial SPDR  SBI INT-INDS     81369Y704      457    16170 SH      SOLE                16,170       0     0
Select Sector Utilities SPDR T SBI INT-UTILS    81369Y886      410    12685 SH      SOLE                 6,960       0  5725
Starbucks Corp                 COM              855244109      657    17400 SH      SOLE                16,580       0   820
Templeton Emrgng Mkt Fd        COM              880191101     2144   119210 SH      SOLE                102,21       0 17000
3M Company                     COM              88579Y101      365     4640 SH      SOLE                 4,170       0   470
Tortoise Energy Infrastructure COM              89147L100     2110    74310 SH      SOLE                71,550       0  2760
Travelers Companies Inc        COM              89417E109      730    16730 SH      SOLE                15,510       0  1220
UMB Financial Corp             COM              902788108      600    18000 SH      SOLE                18,000       0     0
US Bancorp Del                 COM NEW          902973304     1378    45150 SH      SOLE                41,790       0  3360
United Technologies Corp       COM              913017109      808    12880 SH      SOLE                11,740       0  1140
Valero Energy Corp             COM              91913Y100     1616    24450 SH      SOLE                23,170       0  1280
Wells Fargo & Co New           COM              949746101      294     4630 SH      SOLE                 4,370       0   260
XTO Energy Inc.                COM              98385X106     1447    33182 SH      SOLE                30,866       0  2316